Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.85%
Aerospace & Defense–5.28%
AeroVironment, Inc.(b)	59,109	$18,612,833
ATI, Inc.(b)	175,170	14,248,328
Carpenter Technology Corp.	35,656	8,754,974
Karman Holdings, Inc.(b)	195,364	14,105,281
		55,721,416
Apparel Retail–1.04%
Abercrombie & Fitch Co., Class A(b)(c)	128,160	10,964,088
Apparel, Accessories & Luxury Goods–1.11%
Kontoor Brands, Inc.	147,381	11,756,582
Application Software–1.09%
AppFolio, Inc., Class A(b)	41,646	11,480,136
Asset Management & Custody Banks–1.65%
StepStone Group, Inc., Class A(c)	267,072	17,442,472
Automotive Parts & Equipment–1.04%
Patrick Industries, Inc.	106,143	10,978,370
Automotive Retail–0.76%
Murphy USA, Inc.(c)	20,541	7,975,249
Biotechnology–3.58%
ADMA Biologics, Inc.(b)	546,644	8,013,801
Ascendis Pharma A/S, ADR (Denmark)(b)	55,226	10,979,481
Halozyme Therapeutics, Inc.(b)	159,657	11,709,244
Vericel Corp.(b)(c)	225,533	7,097,524
		37,800,050
Broadline Retail–1.07%
Ollie’s Bargain Outlet Holdings, Inc.(b)	88,313	11,339,389
Building Products–1.15%
Griffon Corp.(c)	159,659	12,158,033
Cargo Ground Transportation–1.40%
XPO, Inc.(b)(c)	114,663	14,822,486
Coal & Consumable Fuels–0.57%
NexGen Energy Ltd. (Canada)(b)	672,823	6,023,837
Commercial & Residential Mortgage Finance–1.17%
PennyMac Financial Services, Inc.(c)	99,505	12,326,679
Construction & Engineering–2.52%
Everus Construction Group, Inc.(b)(c)	133,094	11,412,811
IES Holdings, Inc.(b)(c)	38,170	15,178,300
		26,591,111
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.86%
REV Group, Inc.	346,756	$19,650,663
Consumer Finance–1.17%
Dave, Inc.(b)	52,431	10,452,120
Figure Technology Solutions, Inc., Class A(b)	52,200	1,898,514
		12,350,634
Diversified Metals & Mining–1.45%
MP Materials Corp.(b)(c)	228,446	15,321,873
Diversified Support Services–0.98%
OPENLANE, Inc.(b)	360,799	10,383,795
Education Services–1.04%
Grand Canyon Education, Inc.(b)	49,980	10,971,610
Electrical Components & Equipment–1.55%
Powell Industries, Inc.(c)	53,648	16,352,447
Electronic Components–0.96%
Littelfuse, Inc.	39,299	10,178,834
Electronic Equipment & Instruments–1.23%
Advanced Energy Industries, Inc.(c)	76,194	12,963,647
Electronic Manufacturing Services–3.46%
Flex Ltd.(b)	319,503	18,521,589
Sanmina Corp.(b)	156,494	18,014,024
		36,535,613
Environmental & Facilities Services–0.96%
Casella Waste Systems, Inc., Class A(b)	106,263	10,082,233
Financial Exchanges & Data–1.79%
Bullish (Cayman Islands)(b)(c)	36,995	2,353,252
Donnelley Financial Solutions, Inc.(b)(c)	145,074	7,461,156
Miami International Holdings, Inc.(b)(c)	226,802	9,131,048
		18,945,456
Food Distributors–0.86%
Chefs’ Warehouse, Inc. (The)(b)(c)	156,123	9,106,655
Health Care Facilities–1.71%
Encompass Health Corp.	142,059	18,044,334
Health Care Services–3.11%
BrightSpring Health Services, Inc.(b)(c)	648,137	19,158,930
Guardant Health, Inc.(b)(c)	219,484	13,713,360
		32,872,290
Homebuilding–1.02%
M/I Homes, Inc.(b)	74,706	10,790,535
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Hotels, Resorts & Cruise Lines–1.37%
Travel + Leisure Co.	242,271	$14,412,702
Household Products–0.71%
WD-40 Co.	38,030	7,514,728
Independent Power Producers & Energy Traders–2.03%
Talen Energy Corp.(b)	50,277	21,386,830
Industrial Machinery & Supplies & Components–4.92%
Crane Co.	57,014	10,498,558
Gates Industrial Corp. PLC(b)	436,069	10,823,233
ITT, Inc.	120,180	21,483,377
SPX Technologies, Inc.(b)	48,994	9,151,099
		51,956,267
Industrial REITs–1.85%
EastGroup Properties, Inc.	61,776	10,456,206
STAG Industrial, Inc.	257,561	9,089,327
		19,545,533
Insurance Brokers–0.74%
Accelerant Holdings, Class A (Cayman Islands)(b)	122,302	1,821,077
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	214,175	6,041,877
		7,862,954
Investment Banking & Brokerage–6.23%
BGC Group, Inc., Class A	1,246,157	11,788,645
Piper Sandler Cos.	68,488	23,764,651
Stifel Financial Corp.	156,880	17,801,174
Virtu Financial, Inc., Class A	349,571	12,409,770
		65,764,240
Leisure Products–1.03%
Acushnet Holdings Corp.	138,210	10,848,103
Life Sciences Tools & Services–3.11%
ICON PLC(b)	61,172	10,705,100
Repligen Corp.(b)	71,138	9,509,016
Stevanato Group S.p.A. (Italy)	491,218	12,648,864
		32,862,980
Oil & Gas Exploration & Production–1.08%
Range Resources Corp.	302,684	11,393,026
Oil & Gas Storage & Transportation–0.99%
DT Midstream, Inc.	91,976	10,398,807
Other Specialized REITs–1.04%
Gaming and Leisure Properties, Inc.	235,648	10,983,553
Pharmaceuticals–1.33%
Axsome Therapeutics, Inc.(b)(c)	58,490	7,103,611
Prestige Consumer Healthcare, Inc.(b)(c)	110,393	6,888,523
		13,992,134
Shares		Value
Property & Casualty Insurance–0.99%
Skyward Specialty Insurance Group, Inc.(b)	219,643	$10,446,221
Real Estate Services–1.13%
Newmark Group, Inc., Class A	641,029	11,955,191
Regional Banks–7.21%
Banc of California, Inc.	1,002,886	16,597,763
Bancorp, Inc. (The)(b)(c)	329,662	24,688,387
SouthState Bank Corp.	164,979	16,311,474
Western Alliance Bancorporation(c)	213,098	18,479,859
		76,077,483
Research & Consulting Services–1.28%
Huron Consulting Group, Inc.(b)	92,076	13,513,995
Restaurants–1.02%
Cheesecake Factory, Inc. (The)(c)	197,097	10,769,380
Semiconductors–3.77%
Impinj, Inc.(b)(c)	94,234	17,032,796
MACOM Technology Solutions Holdings, Inc.(b)	98,119	12,214,834
Silicon Laboratories, Inc.(b)	80,098	10,503,251
		39,750,881
Specialized Consumer Services–1.33%
Frontdoor, Inc.(b)	208,507	14,030,435
Systems Software–1.56%
Commvault Systems, Inc.(b)(c)	87,074	16,437,830
Trading Companies & Distributors–3.78%
Applied Industrial Technologies, Inc.	69,654	18,183,177
Core & Main, Inc., Class A(b)	197,838	10,649,619
WESCO International, Inc.	52,524	11,108,826
		39,941,622
Transaction & Payment Processing Services–0.77%
Shift4 Payments, Inc., Class A(b)(c)	105,414	8,159,044
Total Common Stocks & Other Equity Interests (Cost $724,812,715)		1,011,934,456
Money Market Funds–4.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	15,337,734	15,337,734
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	28,484,870	28,484,870
Total Money Market Funds (Cost $43,822,604)		43,822,604
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $768,635,319)		1,055,757,060
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–14.85%
Invesco Private Government Fund, 4.14%(d)(e)(f)	43,502,627	$43,502,627
Invesco Private Prime Fund, 4.26%(d)(e)(f)	113,224,118	113,258,085
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $156,760,743)		156,760,712
TOTAL INVESTMENTS IN SECURITIES–114.85% (Cost $925,396,062)		1,212,517,772
OTHER ASSETS LESS LIABILITIES—(14.85)%		(156,734,749)
NET ASSETS–100.00%		$1,055,783,023
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,938,480	$67,768,751	$(55,369,497)	$-	$-	$15,337,734	$375,062
Invesco Treasury Portfolio, Institutional Class	5,457,684	125,856,251	(102,829,065)	-	-	28,484,870	690,728
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,974,826	254,858,684	(257,330,883)	-	-	43,502,627	1,215,248*
Invesco Private Prime Fund	119,841,333	584,372,940	(590,957,772)	(31)	1,615	113,258,085	3,264,911*
Total	$174,212,323	$1,032,856,626	$(1,006,487,217)	$(31)	$1,615	$200,583,316	$5,545,949

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,011,934,456	$—	$—	$1,011,934,456
Money Market Funds	43,822,604	156,760,712	—	200,583,316
Total Investments	$1,055,757,060	$156,760,712	$—	$1,212,517,772
Invesco Small Cap Equity Fund